Retirement Benefit Schemes - Summary of Movements in Funded Scheme Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in Plan Assets [Abstract]
Fair value of scheme assets at 1 January	£ 7,317
Fair value of scheme assets at 31 December	6,612	£ 7,317
Fair value of scheme assets at 31 December	6,612	7,317
Listed
Changes in Plan Assets [Abstract]
Equities	341	634
Bonds	1,205	1,156
Other assets	511	564
Unlisted
Changes in Plan Assets [Abstract]
Equities	688	724
Bonds	875	861
Buy-in insurance policies	2,345	2,585
Other assets	647	793
Plan assets
Changes in Plan Assets [Abstract]
Fair value of scheme assets at 1 January	7,317	7,424
Differences on exchange	(126)	(192)
Settlements	(203)	(60)
Interest on scheme assets	320	354
Company contributions	30	64
Contributions by scheme members	2	2
Benefits paid	(457)	(462)
Actuarial (losses)/gains	(271)	187
Fair value of scheme assets at 31 December	6,612	7,317
Fair value of scheme assets at 31 December	6,612	7,317
Plan assets | Pension schemes
Changes in Plan Assets [Abstract]
Fair value of scheme assets at 1 January	7,172	7,271
Differences on exchange	(128)	(182)
Settlements	(203)	(60)
Interest on scheme assets	312	345
Company contributions	30	64
Contributions by scheme members	2	2
Benefits paid	(442)	(448)
Actuarial (losses)/gains	(271)	180
Fair value of scheme assets at 31 December	6,472	7,172
Fair value of scheme assets at 31 December	6,472	7,172
Plan assets | Pension schemes | Listed
Changes in Plan Assets [Abstract]
Equities	336	629
Bonds	1,180	1,139
Other assets	509	556
Plan assets | Pension schemes | Unlisted
Changes in Plan Assets [Abstract]
Equities	688	675
Bonds	777	803
Buy-in insurance policies	2,345	2,585
Other assets	637	785
Plan assets | Healthcare schemes
Changes in Plan Assets [Abstract]
Fair value of scheme assets at 1 January	145	153
Differences on exchange	2	(10)
Settlements	0	0
Interest on scheme assets	8	9
Company contributions	0	0
Contributions by scheme members	0	0
Benefits paid	(15)	(14)
Actuarial (losses)/gains	0	7
Fair value of scheme assets at 31 December	140	145
Fair value of scheme assets at 31 December	140	145
Plan assets | Healthcare schemes | Listed
Changes in Plan Assets [Abstract]
Equities	5	5
Bonds	25	17
Other assets	2	8
Plan assets | Healthcare schemes | Unlisted
Changes in Plan Assets [Abstract]
Equities	0	49
Bonds	98	58
Buy-in insurance policies	0	0
Other assets	£ 10	£ 8